HELD-TO-MATURITY INVESTMENTS (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	$ 2,899,039	$ 971.5		$ 2,570,486
Debt Securities [Member] | Domestic currency investments [Member]
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	2,848,345			2,544,794
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued or secured by Colombian Government
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	424			1,829
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued or secured by other Colombian Government entities
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	2,839,286			2,484,078
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued or secured by other financial entities
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	8,635			58,887
Debt Securities [Member] | Foreign currency investments [Member]
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	50,694			25,692
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued or secured by other financial entities
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	23,830			0
Debt Securities [Member] | Foreign currency investments [Member] | Others
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	0			1,540
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued or secured by Foreign Governments
Disclosure of Held-To-Maturity Investments [Line Items]
Held-to-maturity investments	$ 26,864			$ 24,152

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.